UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value

Aerospace & Defense — 0.7%
BAE Systems PLC	167,103	$1,232,957
General Dynamics Corp.	66,702	4,780,532
Honeywell International, Inc.	152,231	6,226,248
Lockheed Martin Corp.	22,206	1,911,048
		$14,150,785

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	83,730	3,732,683
Deutsche Post AG	295,340	7,740,245
FedEx Corp.	28,786	3,128,462
Yamato Holdings Co., Ltd.	118,000	1,708,244
		$16,309,634

Airlines — 0.1%
Deutsche Lufthansa AG	69,057	1,458,360
Japan Airlines Corp. (1)	335,000	655,236
		$2,113,596

Auto Components — 0.3%
Bridgestone Corp.	72,000	1,458,750
Cooper Tire and Rubber Co.	33,444	336,447
Johnson Controls, Inc.	39,177	2,810,558
NGK Spark Plug Co., Ltd.	20,000	398,081
Stanley Electric Co., Ltd.	17,200	355,766
Sumitomo Rubber Industries, Inc.	25,000	275,549
Toyota Industries Corp.	9,000	382,369
		$6,017,520

Automobiles — 1.3%
DaimlerChrysler AG	241,620	12,035,989
Harley-Davidson, Inc.	24,652	1,546,913
Honda Motor Co., Ltd.	119,200	4,008,024
Mitsubishi Motors Corp. (1)	172,000	285,521
Nissan Motor Co., Ltd.	97,600	1,093,381
Toyota Motor Corp.	89,500	4,872,775
Volkswagen AG	24,592	1,451,455
Volkswagen AG	22,976	1,953,115
		$27,247,173

Beverages — 1.0%
Brown-Forman Corp., Class B	9,015	691,000
Heineken NV	28,449	1,300,138
Ito En, Ltd.	16,600	572,163
Kirin Brewery Company, Ltd.	68,000	908,931

Molson Coors Brewing Co., Class B	8,253	$568,632
Pepsi Bottling Group, Inc.	19,042	675,991
PepsiCo, Inc.	140,963	9,199,245
Pernod-Ricard SA	7,339	1,524,948
SABMiller PLC	125,976	2,346,587
Sapporo Holdings, Ltd.	153,000	727,554
Scottish & Newcastle PLC	151,490	1,612,528
Takara Holdings, Inc.	137,000	805,510
		$20,933,227

Biotechnology — 2.7%
Amgen, Inc. (1)	302,879	21,664,935
Biogen Idec, Inc. (1)	204,749	9,148,185
Celgene Corp. (1)	173,152	7,497,482
CV Therapeutics, Inc. (1)	50,000	557,000
Genzyme Corp. (1)	17,735	1,196,580
Gilead Sciences, Inc. (1)	174,490	11,987,463
Regeneron Pharmaceuticals, Inc. (1)	186,398	2,924,585
		$54,976,230

Building Products — 0.2%
Asahi Glass Co., Ltd.	160,000	1,974,874
JS Group Corp.	25,600	536,186
Masco Corp.	17,357	475,929
Sanwa Shutter Corp.	78,000	442,449
		$3,429,438

Capital Markets — 2.6%
Bank of New York Co., Inc.	134,492	4,742,188
Charles Schwab Corp.	43,252	774,211
Daiwa Securities Group, Inc.	160,000	1,872,834
E*Trade Financial Corp. (1)	31,960	764,483
Federated Investors, Inc.	15,936	538,796
Franklin Resources, Inc.	66,123	6,992,507
Goldman Sachs Group, Inc.	7,200	1,218,024
Man Group PLC	234,666	1,963,446
Matsui Securities Co., Ltd.	24,000	201,064
Merrill Lynch & Co., Inc.	85,000	6,648,700
Nikko Cordial Corp.	81,000	941,861
Nomura Holdings, Inc.	69,300	1,220,663
UBS AG	411,134	24,507,622
		$52,386,399

Chemicals — 1.4%
Air Products and Chemicals, Inc.	9,559	634,431
BASF AG	140,361	11,211,323
Daicel Chemical Industries, Ltd.	62,000	431,046
Dainippon Ink and Chemicals, Inc.	120,000	437,702
Dow Chemical Co.	73,566	2,867,603
E.I. du Pont de Nemours and Co.	19,328	828,012
Eastman Chemical Co.	11,375	614,477
Ecolab, Inc.	16,822	720,318
Mitsubishi Chemical Holdings Corp.	35,000	219,351
Nippon Kayaku Co., Ltd.	184,000	1,561,735
Nissan Chemical Industries, Ltd.	87,000	1,029,527
Nitto Denko Corp.	5,600	331,914

Rohm & Haas Co.	12,829	$607,453
Shin-Etsu Chemical Co., Ltd.	65,000	4,153,328
Sumitomo Bakelite Co., Ltd.	39,000	295,133
Taiyo Nippon Sanso Corp.	72,000	611,220
Teijin, Ltd.	179,000	965,980
Zeon Corp.	19,000	192,571
		$27,713,124

Commercial Banks — 9.2%
ABN AMRO Holdings NV	422,512	12,307,011
Banca Intesa SPA	295,707	1,807,748
Banco Popular Espanol SA	81,170	1,329,530
Banco Santander Central Hispano SA	1,280,098	20,195,270
Bank of Fukuoka, Ltd.	32,000	235,351
Bank of Yokohama, Ltd.	113,000	891,980
Barclays PLC	1,305,495	16,424,437
BNP Paribas SA	158,748	17,042,447
Comerica, Inc.	8,894	506,246
Commerzbank AG	48,772	1,637,498
DNB NOR ASA	105,036	1,286,329
First Horizon National Corp.	14,106	536,169
HSBC Holdings PLC	1,878,108	34,180,950
Huntington Bancshares, Inc.	22,759	544,623
Joyo Bank, Ltd.	37,000	219,676
KeyCorp	16,538	619,183
Lloyds TSB Group PLC	910,946	9,188,746
Marshall & Ilsley Corp.	36,714	1,768,881
Mizuho Financial Group, Inc.	47	365,107
Mizuho Trust & Banking Co., Ltd.	155,000	347,391
National City Corp.	168,516	6,167,686
North Fork Bancorp, Inc.	157,976	4,524,433
Placer Sierra Bancshares	7,177	159,401
Regions Financial Corp.	16,786	617,557
Royal Bank of Scotland Group PLC	471,202	16,175,070
Sanpaolo IMI SPA	389,520	8,226,326
Skandinaviska Enskilda Banken AB	51,831	1,393,661
Societe Generale	102,929	16,335,743
Sterling Bancorp	25,916	509,509
Sumitomo Mitsui Financial Group, Inc.	105	1,103,152
Sumitomo Trust and Banking Co., Ltd.	191,000	2,004,403
Svenska Handelsbanken AB	48,059	1,298,707
Synovus Financial Corp.	19,321	567,458
UnicCredito Italiano SPA	195,279	1,607,559
Wells Fargo & Co.	104,600	3,784,428
		$185,909,666

Commercial Services & Supplies — 1.0%
Adecco SA	28,437	1,709,689
Avery Dennison Corp.	10,114	608,559
Cintas Corp.	136,477	5,572,356
Dai Nippon Printing Co., Ltd.	98,000	1,512,721
Donnelley (R.R) & Sons Co.	73,912	2,436,140
Equifax, Inc.	15,217	558,616
Half (Robert) International, Inc.	15,815	537,236
Pitney Bowes, Inc.	36,173	1,604,996
Resources Connection, Inc. (1)	44,239	1,185,163

SECOM Co., Ltd.	71,000	$3,520,130
Waste Management, Inc.	18,690	685,549
		$19,931,155

Communications Equipment — 4.5%
Cisco Systems, Inc. (1)	1,277,165	29,374,795
Corning, Inc. (1)	179,244	4,375,346
Motorola, Inc.	149,639	3,740,975
Nokia Oyj	643,364	12,660,514
QUALCOMM, Inc.	729,121	26,503,548
Research in Motion, Ltd. (1)	52,753	5,415,623
Telefonaktiebolaget LM Ericsson	2,407,117	8,316,065
		$90,386,866

Computer Peripherals — 3.6%
Apple Computer, Inc. (1)	459,775	35,416,468
Dell, Inc. (1)	368,613	8,419,121
Diebold, Inc.	18,729	815,273
EMC Corp. (1)	279,905	3,353,262
Fujitsu, Ltd.	200,000	1,650,936
Hewlett-Packard Co.	207,871	7,626,787
International Business Machines Corp.	153,614	12,587,131
McDATA Corp., Class A (1)	101,887	512,492
Palm, Inc. (1)	54,994	800,713
Toshiba Corp.	191,000	1,239,986
		$72,422,169

Construction & Engineering — 0.2%
Chiyoda Corp.	67,000	1,313,621
Fluor Corp.	8,474	651,566
JGC Corp.	64,000	1,071,530
Kajima Corp.	151,000	690,246
Nishimatsu Construction Co., Ltd.	97,000	362,693
		$4,089,656

Construction Materials — 0.1%
Holcim, Ltd.	13,518	1,100,933
Sumitomo Osaka Cement Co., Ltd.	337,000	1,001,123
Vulcan Materials Co.	7,353	575,372
		$2,677,428

Consumer Finance — 0.1%
Credit Saison Co., Ltd.	41,400	1,746,796
UFJ NICOS Co., Ltd.	59,000	379,569
		$2,126,365

Containers & Packaging — 0.1%
Bemis Co., Inc.	21,337	701,134
Temple-Inland, Inc.	28,051	1,124,845
Toyo Seikan Kaisha, Ltd.	51,400	984,951
		$2,810,930

Distributors — 0.0%
Genuine Parts Co.	12,278	529,550
		$529,550

Diversified Consumer Services — 0.2%
H&R Block, Inc.	190,927	$4,150,753
		$4,150,753

Diversified Financial Services — 3.5%
Bank of America Corp.	325,118	17,416,571
CITGroup, Inc.	27,153	1,320,450
Citigroup, Inc.	379,082	18,829,003
Fortis	212,310	8,603,709
ING Groep NV	367,107	16,116,486
JPMorgan Chase & Co.	99,789	4,686,091
Moody’s Corp.	59,015	3,858,401
		$70,830,711

Diversified Telecommunication Services — 2.8%
AT&T Corp.	151,129	4,920,760
Citizens Communications Co.	465,146	6,530,650
Deutsche Telekom AG	572,194	9,074,549
Embarq Corp.	13,779	666,490
France Telecom SA	142,623	3,276,897
Qwest Communications International, Inc.	111,825	975,114
Telecom Italia SPA	2,484,354	5,972,922
Telefonica SA	936,051	16,187,373
Verizon Communications, Inc.	246,478	9,151,728
		$56,756,483

Electric Utilities — 1.4%
Enel SPA	1,205,625	10,993,901
Fortum Oyj	49,786	1,325,537
Kyushu Electric Power Co., Inc.	13,400	316,764
PPL Corp.	44,342	1,458,852
Progress Energy, Inc.	142,438	6,463,836
Scottish and Southern Energy PLC	78,146	1,920,343
Scottish Power PLC	126,774	1,540,536
Tokyo Electric Power Co., Inc.	57,300	1,650,672
Union Fenosa SA	35,255	1,799,768
		$27,470,209

Electrical Equipment — 0.9%
ABB Ltd.	217,975	2,863,860
Cooper Industries, Ltd., Class A	41,187	3,509,956
Emerson Electric Co.	96,516	8,093,832
Fuji Electric Holdings Co., Ltd.	217,000	1,120,985
Fujikura, Ltd.	80,000	877,273
Furukawa Electric Co., Ltd.	87,000	575,977
Hitachi Cable, Ltd.	52,000	235,137
Schneider Electric SA	11,952	1,329,719
Ushio, Inc.	10,900	235,347
		$18,842,086

Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. (1)	73,937	2,417,001
Anritsu Corp.	33,000	176,859
Hoya Corp.	11,700	441,483
Kyocera Corp.	74,600	6,387,251

Mabuchi Motor Co., Ltd.	7,700	$471,081
Murata Manufacturing Co., Ltd.	6,400	445,133
Omron Corp.	11,800	289,692
TDK Corp.	66,700	5,345,292
		$15,973,792

Energy Equipment & Services — 0.7%
BJ Services Co.	14,856	447,611
Halliburton Co.	182,089	5,180,432
National-Oilwell Varco, Inc. (1)	7,944	465,121
Noble Corp.	57,947	3,719,038
Transocean, Inc. (1)	56,851	4,163,199
		$13,975,401

Food & Staples Retailing — 1.8%
Alliance Boots PLC	69,504	1,005,076
Circle K Sunkus Co., Ltd.	16,500	310,038
CVS Corp.	208,079	6,683,497
Familymart Co., Ltd.	10,600	290,202
Koninklijke Ahold NV (1)	153,410	1,626,412
Lawson, Inc.	10,800	379,996
Matsumotokiyoshi Co., Ltd.	8,200	197,101
Metro AG	28,658	1,670,910
Seven and I Holdings Co., Ltd.	94,200	3,036,473
SUPERVALU, Inc.	17,345	514,279
Sysco Corp.	100,301	3,355,068
UNY Co., Ltd.	21,000	279,418
Walgreen Co.	92,732	4,116,373
Wal-Mart Stores, Inc.	249,063	12,283,787
		$35,748,630

Food Products — 2.1%
Campbell Soup Co.	17,968	655,832
ConAgra Foods, Inc.	77,043	1,886,013
H.J. Heinz Co.	14,987	628,405
Hershey Co.	9,378	501,254
Kellogg Co.	11,886	588,595
Meiji Seika Kaisha, Ltd.	266,000	1,351,624
Morinaga & Co., Ltd.	492,000	1,206,033
Nestle SA	68,754	23,890,333
Nissin Food Products Co., Ltd.	11,700	372,823
Sara Lee Corp.	32,588	523,689
Toyo Suisan Kaisha, Ltd.	12,000	173,083
Unilever NV	463,239	11,376,980
		$43,154,664

Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	1,660,637
Nicor, Inc.	12,565	537,279
Peoples Energy Corp.	13,340	542,271
Snam Rete Gas	308,099	1,494,340
		$4,234,527

Health Care Equipment & Supplies — 0.9%
Becton, Dickinson and Co.	9,970	704,580
C.R. Bard, Inc.	7,942	595,650

Hospira, Inc. (1)	13,029	$498,620
Immucor, Inc. (1)	58,135	1,302,805
Intuitive Surgical, Inc. (1)	37,629	3,967,978
Medtronic, Inc.	134,465	6,244,555
Olympus Corp.	64,000	1,886,992
St. Jude Medical, Inc. (1)	13,530	477,474
Terumo Corp.	53,700	2,036,787
		$17,715,441

Health Care Providers & Services — 1.1%
Caremark Rx, Inc.	39,458	2,236,085
Coventry Health Care, Inc. (1)	42,975	2,214,072
Genesis HealthCare Corp. (1)	19,809	943,503
HCA, Inc.	82,379	4,109,888
Health Management Associates, Inc., Class A	24,182	505,404
Humana, Inc. (1)	35,364	2,337,207
Manor Care, Inc.	22,330	1,167,412
McKesson Corp.	125,474	6,614,989
Quest Diagnostics, Inc.	19,560	1,196,290
		$21,324,850

Health Care Technology — 0.1%
Emdeon Corp. (1)	104,294	1,221,283
IMS Health, Inc.	20,213	538,474
		$1,759,757

Hotels, Restaurants & Leisure — 1.6%
Accor SA	26,214	1,782,312
Carnival Corp.	128,046	6,022,003
Harrah’s Entertainment, Inc.	90,811	6,032,575
International Game Technology	19,378	804,187
Six Flags, Inc. (1)	43,632	228,195
Starbucks Corp. (1)	230,561	7,850,602
Starwood Hotels & Resorts Worldwide, Inc.	54,114	3,094,780
Wendy’s International, Inc.	23,698	1,587,766
Wyndham Worldwide Corp. (1)	25,207	705,040
Yum! Brands, Inc.	78,857	4,104,507
		$32,211,967

Household Durables — 1.0%
D.R. Horton, Inc.	65,363	1,565,444
Daito Trust Construction Co., Ltd.	9,200	499,966
Electrolux AB	71,130	1,154,635
Fortune Brands, Inc.	36,182	2,717,630
Makita Corp.	21,000	617,948
Pioneer Corp.	89,500	1,576,125
Sekisui House, Ltd.	174,000	2,635,082
Sharp Corp.	86,000	1,476,603
Snap-On, Inc.	15,120	673,596
Sony Corp.	63,300	2,557,737
Stanley Works	48,688	2,427,097
Thomson	61,843	972,022
Whirlpool Corp.	7,584	637,890
		$19,511,775

Household Products — 0.8%
Henkel KGaA	10,271	$1,425,337
Kao Corp.	124,000	3,307,446
Procter & Gamble Co.	196,035	12,150,249
		$16,883,032

Independent Power Producers & Energy Traders — 0.5%
International Power PLC	187,715	1,096,830
TXU Corp.	129,585	8,101,654
		$9,198,484

Industrial Conglomerates — 2.4%
3M Co.	81,121	6,037,025
General Electric Co.	673,171	23,762,936
Siemens AG	171,864	14,938,861
Tyco International, Ltd.	150,105	4,201,439
		$48,940,261

Insurance — 4.4%
ACE, Ltd.	78,172	4,278,354
AFLAC, Inc.	68,355	3,127,925
Alleanza Asicurazioni SPA	121,297	1,417,098
Allstate Corp.	88,818	5,571,553
American International Group, Inc.	169,786	11,250,020
AON Corp.	190,061	6,437,366
AXA SA	431,704	15,891,554
Cincinnati Financial Corp.	12,917	620,791
CNP Assurances	12,081	1,169,474
Corp Mapfre SA	55,418	1,157,244
Lincoln National Corp.	19,628	1,218,506
Marsh & McLennan Cos., Inc.	83,242	2,343,262
Muenchener Rueckversicherungs-Gesellschaft AG	64,144	10,112,037
Prudential Financial, Inc.	55,210	4,209,762
Prudential PLC	755,214	9,336,312
Resolution PLC	96,239	1,109,533
Sompo Japan Insurance, Inc.	91,000	1,193,750
Storebrand ASA	141,807	1,496,860
T & D Holdings, Inc.	17,500	1,268,480
Trygvesta AS	22,648	1,347,505
Willis Group Holdings, Ltd.	9,036	343,368
XL Capital Ltd., Class A	59,414	4,081,742
		$88,982,496

Internet & Catalog Retail — 0.4%
GUS PLC	69,063	1,245,251
IAC/InterActiveCorp (1)	273,397	7,862,898
		$9,108,149

Internet Software & Services — 2.3%
eAccess, Ltd.	365	220,078
eBay, Inc. (1)	417,326	11,835,365
Google, Inc., Class A (1)	60,557	24,337,858
Yahoo!, Inc. (1)	390,180	9,863,750
		$46,257,051

IT Services — 0.7%
Alliance Data Systems Corp. (1)	12,680	$699,809
CheckFree Corp. (1)	66,718	2,756,788
CSK Holdings Corp.	53,700	2,250,106
Electronic Data Systems Corp.	26,776	656,548
Kanbay International, Inc. (1)	27,846	572,514
MoneyGram International, Inc.	25,276	734,521
Nomura Research Institute, Ltd.	2,800	388,973
NTT Data Corp.	706	3,263,795
Satyam Computer Services, Ltd. ADR	85,545	3,309,736
		$14,632,790

Leisure Equipment & Products — 0.3%
Eastman Kodak Co.	20,370	456,288
Fuji Photo Film Co., Ltd.	46,800	1,707,310
Hasbro, Inc.	26,234	596,823
Mattel, Inc.	31,709	624,667
Namco Bandai Holdings, Inc.	22,900	360,677
Nikon Corp.	86,000	1,780,375
Sankyo Co., Ltd.	4,500	240,407
Sega Sammy Holdings, Inc.	10,700	344,703
		$6,111,250

Life Sciences Tools & Services — 0.1%
Applera Corp.-Applied Biosystems Group	26,681	883,408
Fisher Scientific International, Inc. (1)	12,792	1,000,846
PerkinElmer, Inc.	27,425	519,155
		$2,403,409

Machinery — 1.5%
Amada Co., Ltd.	38,000	382,250
Amano Corp.	26,000	333,588
Danaher Corp.	34,126	2,343,432
Deere & Co.	84,100	7,056,831
Dover Corp.	13,219	627,109
Eaton Corp.	46,216	3,181,972
Ebara Corp.	337,000	1,223,196
Fanuc, Ltd.	71,900	5,614,894
Illinois Tool Works, Inc.	13,282	596,362
Kawasaki Heavy Industries, Ltd.	209,000	693,073
Komatsu, Ltd.	93,000	1,610,032
Kurita Water Industries, Ltd.	14,700	285,410
MAN AG	17,561	1,481,718
Minebea Co., Ltd.	226,000	1,238,707
Mitsui Engineering and Shipbuilding Co., Ltd.	154,000	501,885
NSK, Ltd.	173,000	1,462,135
Pall Corp.	19,443	599,039
Parker Hannifin Corp.	8,874	689,776
		$29,921,409

Marine — 0.2%
AP Moller-Maersk A/S	307	2,624,684
Nippon Yusen KK	175,000	1,067,388
		$3,692,072

Media — 2.3%
CBS Corp., Class B	87,263	2,458,199

Comcast Corp., Class A (1)	350,863	$12,929,302
Dow Jones & Co., Inc.	55,771	1,870,559
Fuji Television Network, Inc.	216	488,135
Gannett Co., Inc.	54,966	3,123,718
McGraw-Hill Cos., Inc.	48,277	2,801,514
Mediaset SPA	100,838	1,082,571
Meredith Corp.	10,553	520,579
NTL, Inc.	89,244	2,269,475
Omnicom Group, Inc.	41,321	3,867,646
TiVo, Inc.	242,835	1,843,118
Univision Communications, Inc., Class A (1)	42,797	1,469,649
Viacom, Inc., Class B (1)	87,263	3,244,438
Walt Disney Co.	214,837	6,640,612
XM Satellite Radio Holdings, Inc., Class A	169,572	2,185,783
		$46,795,298

Metals & Mining — 1.8%
Alcan, Inc.	41,646	1,660,426
Alcoa, Inc.	49,548	1,389,326
Anglo American PLC	195,022	8,180,511
Cia Vale do Rio Doce, ADR	63,847	1,376,541
Dowa Mining Co., Ltd.	146,000	1,264,262
Freeport-McMoRan Copper & Gold, Inc., Class B	72,782	3,876,369
Mitsui Mining & Smelting Co., Ltd.	35,000	180,878
Mittal Steel Co. NV	57,451	2,004,253
Nucor Corp.	59,902	2,964,550
Rio Tinto PLC	236,332	11,157,566
Sumitomo Metal Industries, Ltd.	302,000	1,159,738
Sumitomo Metal Mining Co., Ltd.	67,000	880,263
		$36,094,683

Multiline Retail — 1.2%
Dollar General Corp.	151,116	2,059,711
Federated Department Stores, Inc.	151,948	6,565,673
Hankyu Department Stores	42,000	355,335
J.C. Penney Company, Inc.	10,989	751,538
Nordstrom, Inc.	42,995	1,818,688
PPR SA	12,595	1,864,356
Ryohin Keikaku Co., Ltd.	3,600	255,005
Sears Holdings Corp. (1)	62,826	9,932,162
The Daimaru, Inc.	16,000	198,111
		$23,800,579

Multi-Utilities — 1.3%
Ameren Corp.	72,149	3,808,746
Centrica PLC	281,371	1,708,364
Duke Energy Corp.	104,432	3,153,846
KeySpan Corp.	14,259	586,615
NiSource, Inc.	161,910	3,519,923
PG&E Corp.	16,823	700,678
Public Service Enterprise Group, Inc.	56,822	3,476,938
RWE AG	22,826	1,909,221
Suez SA (Brussels Exchange)	52,258	2,294,149
Suez SA (Paris Exchange)	25,000	1,097,322
Suez SA STRIP VVPR (1)	53,996	684
TECO Energy, Inc.	30,971	484,696

United Utilities PLC	115,769	$1,524,842
Veolia Environnement	31,200	1,878,136
Xcel Energy, Inc.	15,922	328,789
		$26,472,949

Office Electronics — 0.3%
Canon, Inc.	109,200	5,709,626
Xerox Corp. (1)	38,686	601,954
		$6,311,580

Oil, Gas & Consumable Fuels — 8.1%
BP PLC	3,203,214	34,936,382
Chevron Corp.	90,016	5,838,438
ConocoPhillips	144,488	8,601,371
El Paso Corp.	56,715	773,593
EnCana Corp.	10,446	487,724
ENI SPA	515,272	15,294,766
Exxon Mobil Corp.	367,880	24,684,748
Frontline, Ltd.	37,070	1,419,309
Hugoton Royalty Trust	717	18,893
Murphy Oil Corp.	10,642	506,027
Nippon Mining Holdings, Inc.	33,000	233,989
Parallel Petroleum Corp. (1)	99,479	1,995,549
Royal Dutch Shell PLC, Class A	555,896	18,337,760
Royal Dutch Shell PLC, Class B	383,980	13,031,776
Showa Shell Sekiyu KK	119,900	1,337,403
Sunoco, Inc.	15,302	951,631
TonenGeneral Sekiyu KK	42,000	379,831
Total SA	424,404	27,808,227
Williams Cos., Inc.	283,854	6,775,595
		$163,413,012

Paper and Forest Products — 0.2%
International Paper Co.	50,046	1,733,093
Nippon Paper Group, Inc.	190	688,412
OJI Paper Co., Ltd.	164,000	898,615
		$3,320,120

Personal Products — 0.2%
Alberto-Culver Co.	11,849	599,441
Beiersdorf AG	28,716	1,525,856
Oriflame Cosmetics SA	39,383	1,302,709
		$3,428,006

Pharmaceuticals — 7.4%
Abbott Laboratories	212,635	10,325,556
Allergan, Inc.	20,957	2,359,968
Astellas Pharma, Inc.	67,800	2,730,988
AstraZeneca PLC	200,545	12,496,296
Bristol-Myers Squibb Co.	330,336	8,231,973
Chugai Pharmaceuticals Co., Ltd.	70,000	1,507,090
Cypress Bioscience, Inc. (1)	25,169	183,734
Daiichi Sankyo Co., Ltd.	47,100	1,334,716
Eisai Co., Ltd.	85,900	4,161,216
GlaxoSmithKline PLC	920,920	24,434,250
Johnson & Johnson Co.	144,723	9,398,312

Merck & Co., Inc.	40,719	$1,706,126
Novartis AG	206,358	12,005,983
Pfizer, Inc.	599,790	17,010,044
Roche Holding AG	118,891	20,483,129
Sanofi-Synthelabo SA	167,961	14,917,178
Santen Pharmaceutical Co., Ltd.	18,900	480,494
Takeda Pharmaceutical Co., Ltd.	81,900	5,120,059
Tanabe Seiyaku Co., Ltd.	28,000	351,865
Valeant Pharmaceuticals International	43,284	856,158
		$150,095,135

Real Estate Investment Trusts (REITs) — 0.4%
Apartment Investment and Management Co., Class A	42,450	2,309,705
Host Hotels & Resorts, Inc.	33,128	759,625
Japan Real Estate Investment Corp.	50	423,508
Japan Retail Fund Investment Corp.	50	368,458
Nippon Building Fund, Inc.	56	569,106
Simon Property Group, Inc.	35,779	3,242,293
		$7,672,695

Real Estate Management & Development — 0.2%
Heiwa Real Estate Co., Ltd.	219,000	1,367,141
NTT Urban Development Corp.	83	664,971
Realogy Corp. (1)	31,509	714,624
Sumitomo Realty & Development Co., Ltd.	36,000	1,059,504
Tokyu Land Corp.	29,000	275,408
		$4,081,648

Road & Rail — 0.2%
Avis Budget Group, Inc.	12,603	230,509
CSX Corp.	23,794	781,157
East Japan Railway Co.	50	349,907
Kinetsu Corp.	91,000	285,028
Ryder System, Inc.	15,960	824,813
Tobu Railway Co., Ltd.	154,000	777,405
		$3,248,819

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc. (1)	22,060	548,191
Advantest Corp.	128,800	6,424,954
Analog Devices, Inc.	33,409	981,891
Applied Materials, Inc.	498,564	8,839,540
Atheros Communications, Inc. (1)	55,283	1,002,281
Intel Corp.	1,347,413	27,716,285
Intersil Corp., Class A	40,863	1,003,187
KLA-Tencor Corp.	154,838	6,885,646
LSI Logic Corp. (1)	56,168	461,701
Marvell Technology Group, Ltd. (1)	247,820	4,800,273
Maxim Integrated Products, Inc.	301,951	8,475,765
MEMC Electronic Materials, Inc. (1)	9,193	336,740
Microchip Technology, Inc.	191,324	6,202,724
Micron Technology, Inc. (1)	80,894	1,407,556
NVIDIA Corp. (1)	142,807	4,225,659
ROHM Co., Ltd.	2,400	223,539

Silicon Image, Inc. (1)	108,396	$1,378,797
STMicroelectronics N.V.	100,381	1,732,576
Teradyne, Inc. (1)	33,940	446,650
Tessera Technologies, Inc. (1)	26,615	925,670
Tokyo Electron, Ltd.	67,300	4,977,602
Veeco Instruments, Inc. (1)	33,128	667,529
		$89,664,756

Software — 5.0%
Autodesk Inc. (1)	101,343	3,524,710
BMC Software, Inc. (1)	26,642	725,195
CA, Inc.	43,249	1,024,569
Compuware Corp. (1)	58,560	456,182
Electronic Arts, Inc. (1)	118,496	6,597,857
Konami Corp.	85,700	2,180,737
Microsoft Corp.	1,864,886	50,967,334
Oracle Corp. (1)	1,184,781	21,018,015
Oracle Corp.	10,800	467,791
Symantec Corp. (1)	598,288	12,731,569
Trend Micro, Inc.	70,000	2,047,208
		$101,741,167

Specialty Retail — 1.1%
Abercrombie & Fitch Co., Class A	38,268	2,658,861
Aoyama Trading Co., Ltd.	9,600	307,266
Bed Bath and Beyond, Inc. (1)	167,745	6,417,924
Best Buy Co., Inc.	57,465	3,077,825
Big 5 Sporting Goods Corp.	22,809	520,045
Fast Retailing Co., Ltd.	65,600	6,171,404
Office Depot, Inc. (1)	17,560	697,132
Shimamura Co., Ltd.	2,400	234,636
Tiffany & Co.	13,839	459,455
TJX Companies, Inc.	25,596	717,456
		$21,262,004

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (1)	37,247	1,281,297
Compagnie Financiere Richemont AG, Class A	33,833	1,624,817
Hanesbrands, Inc. (1)	4,073	91,683
Nike, Inc., Class B	33,075	2,898,032
Onward Kashiyama Company, Ltd.	24,000	345,601
Swatch Group AG, Class B	5,908	1,137,834
Toyobo Co., Ltd.	298,000	786,063
Unitika, Ltd.	158,000	218,170
		$8,383,497

Thrifts & Mortgage Finance — 0.4%
Commercial Capital Bancorp	30,478	485,819
Countrywide Financial Corp.	19,114	669,755
Fannie Mae	68,964	3,855,777
PFF Bancorp, Inc.	52,597	1,948,193
Washington Mutual, Inc.	21,787	947,081
		$7,906,625

Tobacco — 1.0%
Altadis SA	29,497	1,399,888

Altria Group, Inc.	127,887	$9,789,750
Gallaher Group PLC	84,360	1,376,271
Imperial Tobacco Group PLC	46,553	1,546,270
Reynolds American, Inc.	79,066	4,899,720
UST, Inc.	28,896	1,584,368
		$20,596,267

Trading Companies & Distributors — 0.3%
ITOCHU Corp.	70,000	543,412
Marubeni Corp.	39,000	194,460
Mitsui and Co., Ltd.	180,000	2,295,329
Toyota Tsusho Corp.	56,591	1,491,594
WW Grainger, Inc.	8,452	566,453
		$5,091,248

Transportation Infrastructure — 0.1%
Societe des Autoroutes Paris-Rhin-Rhone	19,885	1,480,283
		$1,480,283

Water Utilities — 0.1%
Kelda Group PLC	87,371	1,387,608
Severn Trent PLC	61,138	1,523,704
		$2,911,312

Wireless Telecommunication Services — 2.0%
Bouygues SA	28,071	1,497,437
KDDI Corp.	630	3,934,752
NII Holdings, Inc., Class B (1)	100,807	6,266,163
NTT DoCoMo, Inc.	148	228,123
Softbank Corp.	198,300	4,107,647
Sprint Nextel Corp.	275,590	4,726,369
Vodafone Group PLC	8,312,583	18,942,900
		$39,703,391

Total Common Stocks (identified cost $1,863,161,478)		$2,039,427,434

Total Investments — 101.0% (identified cost $1,863,161,478)		$2,039,427,434

Covered Call Options Written — (1.7)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Eurotop 100 Index, Expires 10/17/06, Strike 292.00	23,974	$8,121,192	$(11,154,623)
Nasdaq 100 Index, Expires 10/21/06, Strike 1,625.00	495	1,682,208	(2,316,600)
Nasdaq 100 Index, Expires 10/21/06, Strike 1,640.00	1,550	4,753,369	(5,680,750)
Nasdaq 100 Index, Expires 10/21/06, Strike 1,650.00	646	1,646,331	(1,950,920)
Nikkei Index, Expires 10/21/06, Strike 16,500.00	1,448	3,027,290	(798,215)
S & P 500 Index, Expires 10/21/06, Strike 1,315.00	648	1,100,304	(2,144,880)

S & P 500 Index, Expires 10/21/06, Strike 1,320.00	1,447	$2,431,686	$(3,733,260)
S & P 500 Index, Expires 10/21/06, Strike 1,325.00	2,868	4,221,414	(6,338,280)
Total Call Options Written (premiums received $26,983,794)			$(34,117,528)

Other Assets, Less Liabilities — 0.7%			$13,717,091

Net Assets — 100.0%			$2,019,026,997

ADR	-	American Depository Receipt

(1)		Non-income producing security.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	53.1%	$1,082,549,559
United Kingdom	11.4%	232,625,342
Japan	9.8%	199,797,040
France	5.5%	112,162,888
Switzerland	4.4%	89,324,201
Germany	3.9%	79,626,475
Netherlands	3.2%	64,801,616
Italy	2.3%	47,897,232
Spain	2.1%	43,729,710
Cayman Islands	0.8%	16,242,333
Bermuda	0.7%	14,274,346
Finland	0.7%	13,986,051
Sweden	0.6%	12,163,068
Belgium	0.4%	8,603,709
Canada	0.4%	7,563,773
Other countries, less than 0.3% each	0.7%	14,080,091
	100.0%	2,039,427,434

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,863,201,913
Gross unrealized appreciation	$240,993,988
Gross unrealized depreciation	(64,768,467)
Net unrealized appreciation	$176,225,521

The net unrealized appreciation on foreign currency at September 30, 2006 was 1,645,667.

A summary of financial instruments at September 30, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

					Net Unrealized
Settlement					Appreciation
Date(s)	Deliver		In Exchange For		(Depreciation)
10/19/06	Euro	130,000,000	United States Dollar	164,508,400	(316,718)
11/16/06	Euro	135,000,000	United States Dollar	170,144,000	(1,284,836)
12/14/06	Euro	150,000,000	United States Dollar	193,306,000	2,550,505
1/18/06	Euro	1,463,000,000	United States Dollar	179,040,500	710,131
10/02/06	Japanese Yen	140,000,000	United States Dollar	13,700	(6)
					$1,659,076

Written call option activity for the nine months ended September 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	35,080	$26,345,917
Options written	306,989	237,106,389
Options closed	(258,638)	(220,169,017)
Options Expired	(50,355)	(16,299,495)

Outstanding, end of period	33,076	$26,983,794

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At September 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 22, 2006